Accumulated Other Comprehensive Loss	12 Months Ended
Dec. 31, 2017
Comprehensive Income Loss Note [Abstract]
Accumulated Other Comprehensive Loss

Note 8 – Accumulated Other Comprehensive Loss

Changes in the components of accumulated other comprehensive loss (“AOCI”), net of tax, for the periods indicated are summarized in the table below, in thousands.

	For the year ended December 31, 2017
	Unrealized Gains and Losses on Available for Sales Securities	Total
Beginning balance	$(85)	$(85)
Other comprehensive (loss) income before reclassifications	(80)	(80)
Amounts reclassified from AOCI	-	-
Ending balance	$(165)	$(165)

	For the year ended December 31, 2016
	Unrealized Gains and Losses on Available for Sales Securities	Unrealized Losses on Securities Transferred to Held to Maturity	Total
Beginning balance	$(4)	$(208)	$(212)
Other comprehensive (loss) income before reclassifications	(57)	208	151
Amounts reclassified from AOCI	(24)	-	(24)
Ending balance	$(85)	$-	$(85)

The following table presents the amounts reclassified out of each component of AOCI for the indicated annual period in thousands:

For the year ended December 31,

Details about AOCI	2016	Affected Line Item in the Statement of Income

Available for sale securities	$24	Realized gain on sale of securities
Held to maturity securities	12	Realized gain on sale of securities
	(12)	Provision for Income Taxes
	$24	Net Income

There were no amounts reclassified out of AOCI for the year ended December 31, 2017.